Intangible Assets (Details) - Schedule of intangible assets ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
At cost:
Total cost	¥ 241,813	$ 37,946	¥ 241,487
Less: accumulated depreciation	(5,943)	(933)	(1,853)
Intangible assets, net	235,870	37,013	239,634
Trademark [Member]
At cost:
Total cost	26,956	4,230	26,718
Patent [Member]
At cost:
Total cost	122	19	33
Copyright [Member]
At cost:
Total cost	140	22	97
Software [Member]
At cost:
Total cost	6,995	1,098	6,804
License acquired [Member]
At cost:
Total cost	¥ 207,600	$ 32,577	¥ 207,835